Shareholder Report, Line Graph (Details) 193785_Innovator U.S. Equity Ultra Buffer ETF - July_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Aug. 07, 2018	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - July
Account Value [Line Items]
Line Graph and Table Measure Name									Innovator U.S. Equity Ultra Buffer ETF - July NAV
Accumulated Value	$ 14,292	$ 11,790	$ 10,839	$ 11,581	$ 10,805	$ 10,453	$ 9,805	$ 10,000	$ 16,231
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	22,172	16,065	14,585	17,081	11,952	10,894	9,529	10,000	$ 26,928
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500
Accumulated Value	$ 19,960	$ 14,672	$ 13,546	$ 16,111	$ 11,440	$ 10,627	$ 9,487	$ 10,000	$ 23,930